Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosures [Abstract]
Other liabilities
Other liabilities as of December 31, 2023 and 2024 are as follows:

	2023		2024
Lease liabilities (*)	~~W~~	613,914	890,689
Accounts payable		18,917,257	15,140,873
Accrued expenses		5,877,135	7,023,165
Dividend payable		8,809	7,997
Advance received		168,940	198,317
Unearned income		492,886	453,706
Withholding value-added tax and other taxes		876,814	1,020,113
Securities deposit received		2,552,266	2,252,424
Foreign exchange settlement pending		302,322	551,196
Domestic exchange settlement pending		9,238,159	1,806,106
Payable from trust account		6,537,565	8,174,066
Due to agencies		801,976	1,178,661
Deposits for subscription		30,729	61,578
Sundry liabilities		2,394,202	2,198,383
Others		45,221	54,133
Present value discount		(135,855)	(131,898)

	~~W~~	48,722,340	40,879,509

(*)
As of December 31, 2023 and 2024, the Group accounts for the lease liabilities as other liabilities. For the year ended December 31, 2023, the amount of variable lease payments that are not included in the measurement of lease liabilities is
~~W~~
23,272 million, cash outflows from leases are
~~W~~
293,240 million, and interest expense on lease liabilities is
~~W~~
18,855 million. For the year ended December 31, 2024, the amount of variable lease payments that are not included in the measurement of lease liabilities is
~~W~~
1,987 million, cash outflows from leases are
~~W~~
299,061 million, and interest expense on lease liabilities is
~~W~~
22,787 million.